Loans and Other Financing - Summary of Net Loans and Other Financing (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of loans and other financing [line items]
Non-financial Public Sector	$ 15,500,430	$ 10,714,750
Financial Institutions	622,506,030	216,200,953
Loans	622,506,030	216,200,953
Non-financial Private Sector and Residents Abroad	24,838,393,044	19,578,791,997
Loans	24,303,384,802	19,081,325,437
Financial Leases	49,936,071	41,911,187
Other Financing	485,072,171	455,555,373
Less: Allowances	(2,202,958,387)	(878,351,113)
Loans and Other Financing	23,273,441,117	18,927,356,587
Advances
Disclosure of loans and other financing [line items]
Loans	991,035,406	824,033,399
Notes
Disclosure of loans and other financing [line items]
Loans	6,995,472,679	5,167,009,079
Mortgage Loans
Disclosure of loans and other financing [line items]
Loans	1,077,039,628	417,856,780
Pledge Loans
Disclosure of loans and other financing [line items]
Loans	651,398,112	523,092,926
Personal Loans
Disclosure of loans and other financing [line items]
Loans	2,951,576,717	2,319,865,727
Credit Card Loans
Disclosure of loans and other financing [line items]
Loans	8,682,943,178	8,109,849,045
Other Loans
Disclosure of loans and other financing [line items]
Loans	2,076,610,333	1,169,154,669
Accrued Interest, Adjustments and Quotation Differences Receivable
Disclosure of loans and other financing [line items]
Loans	937,197,131	596,179,415
Documented Interest
Disclosure of loans and other financing [line items]
Loans	$ (59,888,382)	$ (45,715,603)